Intangable Assets, Net (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Year ending December 31,
2020	$ 5,457,147
2021	5,456,956
2022	5,456,956
2023	5,456,956
2024	5,456,956
Thereafter	20,014,149
Total	$ 47,299,120	$ 52,763,998